Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Collateralized Transactions
Gross balances of reverse repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	¥ 566	¥ 749
Gross balances of repurchase agreements, not subject to enforceable master netting arrangements or similar agreements	8,194	3,575
Gross balances of securities borrowing transactions, not subject to enforceable master netting arrangements or similar agreements	1,036	1,398
Gross balances of securities lending transactions, not subject to enforceable master netting arrangements or similar agreements	¥ 171	¥ 209